INCOME TAX EXPENSE (Detail Textuals) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Contingency [Line Items]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of tax holiday to income tax expense		¥ 4,000,000	¥ 38,000,000
Basic earnings per ordinary share (in dollars per share)		¥ 0.003	¥ 0.031
Diluted earnings per ordinary share (in dollars per share)		¥ 0.003	¥ 0.031
Net operating loss carry forwards	¥ 22,975,070
Deferred tax assets net operating loss carry-forwards	5,743,768	¥ 12,610,881
Cumulative amount of temporary difference in respect of investments PRC subsidiaries	¥ 2,163,633,590
Percentage of withholding income tax	10.00%
Amount of unrecognized deferred tax liabilities	¥ 216,363,359
Net operating losses subject to expiration in year in 2022 and 2023	16,684,382
Net operating losses subject to expiration if not utilized	¥ 6,290,688
Shenzhen Taotaojin Internet Financial Services Company Limited ("Taotaojin")
Income Tax Contingency [Line Items]
Reduction of the income tax rate		50.00%